Share-Based Compensation	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013
Share-Based Compensation [Abstract]
Share-Based Compensation

12.Share-Based Compensation

On October 23, 2013 the Board authorized the issuance of 5,100,000 Restricted Stock Units (“RSUs”) to our directors and officers. Each RSU represents the right to receive one share of common stock, issuable at the time the RSU vests, as set forth in the Restricted Stock Unit Agreement.  The breakdown is as follows:

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Chairman RSU Award:  We granted Mr. Pfanzelter an award consisting of two million eight hundred thousand (2,800,000) RSUs. The RSUs vest 25% on February 15, 2014, 25% on February 15, 2015 and 50% on February 15, 2016.

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Henry Lambert RSU Award:  We granted Mr. Lambert an award consisting of five hundred thousand (500,000) RSUs. The RSUs vest 60% on September 10, 2014 and the vesting of the remaining 40% depends on the achievement of certain quarterly sales goals over a two year period.  If the sales goals are not achieved, 40% of the award will be forfeited.

•	Peter Wulff RSU Award: We granted Mr. Wulff an award consisting of one million (1,000,000) RSUs.The RSUs vest 25% on March 15, 2014, 25% on March 15, 2015 and 50% on March 15, 2016.

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Director RSU Awards:  We granted Messrs. Cohee,  Culver,  Otis and Dr. Theno, awards consisting of two hundred thousand (200,000) RSUs, respectively. The RSUs vest (i) 50% on the earlier of  the date of the annual meeting in 2015 or January 15, 2015 and (ii) 50%  on the earlier of  the date of the annual meeting in 2016 or January 15, 2016.

None of the RSUs granted to our directors and officers were granted pursuant to any compensatory, bonus, or similar plan maintained or otherwise sponsored by the Company.

On April 9, 2014, Mr. Culver resigned from our board of directors.  There were no disagreements between Mr. Culver and the Company relative to his resignation. As a result, Mr. Culver’s 200,000 RSU award was canceled and $59,000 of pre-vest expense associated with the RSU award was reversed.

On October 30, 2013 the Company authorized the issuance of 900,000 RSUs to key employees.  The RSUs vest based on performance conditions.  If the performance conditions are not met or expected to be met, no compensation cost will be recognized on the underlying RSUs.  In addition, if the performance conditions are not achieved, then the corresponding RSUs will be forfeited.

On December 16, 2013 the Company authorized the issuance of 30,000 RSUs to key employees.  The RSUs vest quarterly over a one year period.

During the three and nine months ended April 30, 2014, 1,057,500, and 1,145,000, restricted stock units vested, respectively, based on performance conditions, that were satisfied during the period. Of the RSUs awarded during the nine months ended April 30, 2014, we currently expect 3,787,500 to vest.  As of April 30, 2014, there was $5,022,000 of unrecognized non-cash compensation cost related to the RSUs, which will be recognized over a weighted average period of 1.75 years.

During the nine months ended April 30, 2014, we issued options to purchase 300,000 shares of our common stock to key employees, at an exercise price of $1.40, and valued the options based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 108% and a risk-free interest rate of 0.45%.  The options vest quarterly over three years with the first two quarter vesting after six months. In addition, during the nine months ended April 30, 2014, 202,000 options were forfeited or canceled.

As of April 30, 2014, there was $194,000 of unrecognized non-cash compensation cost related to unvested options, which will be recognized over a weighted average period of 2.56 years.

For the three months ended April 30, 2014 and 2013, share-based compensation expense was $770,000 and $153,000, respectively.  For the nine months ended April 30, 2014 and 2013, share-based compensation expense was $2,191,000 and $583,000, respectively.

10. Share-Based Compensation

We recognize compensation expense for stock option awards on a straight-line basis over the applicable service period of the award. The service period is generally the vesting period, with the exception of options granted subject to a consulting agreement, whereby the option vesting period and the service period defined pursuant to the terms of the consulting agreement may be different. Stock options issued to consultants are revalued quarterly until fully vested, with any change in fair value expensed. The following weighted-average assumptions were used to calculate share based compensation for the years ended July 31, 2013 and 2012:

	For the years ended July 31,
	2013	2012
Volatility	134.80%	85.41%
Risk-free interest rate	0.85%	0.75%
Dividend yield	0.0%	0.0%
Expected life	5.06 years	4 years

Volatility is the measure by which our stock price is expected to fluctuate during the expected term of an option. Volatility is derived from the historical daily change in the market price of our common stock, as we believe that historical volatility is the best indicator of future volatility.

The risk-free interest rates used in the Black-Scholes calculations are based on the prevailing U.S. Treasury yield as determined by the U.S. Federal Reserve.

We have never paid dividends on our common stock and do not anticipate paying dividends on our common stock in the foreseeable future. Accordingly, we have assumed no dividend yield for purposes of estimating the fair value of our share-based compensation.

The expected life of our options is determined following the guidance of Staff Accounting Bulletin No. 107 and Staff Accounting Bulletin No. 110. We follow the simplified method to determine the expected term of options issued to employees and directors. Under the simplified method, the expected term is presumed to be the mid-point between the vesting date and the end of the contractual term. The expected term for options issued to consultants is the contractual term. We periodically evaluate our historical data as a basis for determining the expected terms of such options.

Stock-based compensation expense is based on awards ultimately expected to vest, and therefore is reduced by expected forfeitures.

The following table summarizes share-based compensation expense related to employee and director stock options, consulting stock options, and restricted stock awards, for the years ended July 31, 2013 and 2012:

	For the years ended July 31,
	2013	2012
Share-based compensation for employees and directors:
Selling, general and administrative	$564,000	$825,000
Research and development	154,000	257,000
	718,000	1,082,000

Share-based compensation for consultants:
Selling, general and administrative	0	(5,000)
Research and development	2,000	0
	2,000	(5,000)

Total share-based compensation expense	$720,000	$1,077,000

As of July 31, 2013, there was $356,000 of unrecognized non-cash compensation cost related to unvested options, which will be recognized over a weighted average period of 0.53 years.